Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japan
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 1,016	¥ 1,100
Net actuarial gain (loss)	866	(12,183)
Net transition obligation	0	0
Total recognized in accumulated other comprehensive income loss, pre-tax	1,882	(11,083)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	(28)	433
Net actuarial gain (loss)	9,735	3,394
Net transition obligation	7	5
Total recognized in accumulated other comprehensive income loss, pre-tax	¥ 9,714	¥ 3,832